STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Sep. 27, 2022	Sep. 15, 2022	Sep. 14, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Oct. 26, 2022	Dec. 20, 2021	Dec. 16, 2021	Dec. 15, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					1,000,000,000	1,000,000,000	1,000,000,000			1,000,000,000	75,000,000
Common stock, par value					$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
additional paid in capital due to forgiveness of loan from related party and stock refund payable							$ 13,292
Proceeds from capital contribution						199,845	2,392,500
Proceeds from shares issued						75,000	861,883
Conversion of shares issued, value						$ 1,004,442
Stock issued during period shares new issues						74,074
Gross proceeds from common stock						$ 185,185
Common stock, shares issued					101,853,397	101,853,397	2,970,000		101,779,323
Common stock, shares outstanding					101,853,397	101,853,397	2,970,000		101,779,323
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value				$ 0.001
Stock issued during period shares new issues				6,000,000
Shares issued price per share				$ 2.50
Gross proceeds from common stock	$ 299,055	$ 299,055	$ 299,055
Number of common stock to be issued								30,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value					$ 0.001	$ 0.001
Conversion of shares issued						1,116,055
Conversion of shares issued, value						$ 1,116
Stock issued during period shares new issues					6,000,000	14,517,575
Shares issued price per share					$ 2.50	$ 2.50
Common Stock [Member] | Investment Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues						14,443,501
Common Stock [Member] | Share Exchange Agreement [Member] | W K L Green Energy [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for acquisition						30,000
Common Stock [Member] | Share Exchange Agreement [Member] | W K L Eco Earth [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for acquisition						72,000
Common Stock [Member] | Low Wai Koon [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares issued						83,147,767